Employee Benefit Plans - Funded Status (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in fair value of plan assets
Fair value, December 31	$ 24,133	$ 23,525
Qualified Pension Plan
Change in fair value of plan assets
Fair value, January 1	18,276	16,274
Actual return on plan assets	1,261	2,873
Company contributions	0	0
Plan participant contributions	0	0
Settlements and curtailments	0	0
Benefits paid	(923)	(871)
Fair value, December 31	18,614	18,276	16,274
Change in projected benefit obligation
Projected benefit obligation, January 1	14,145	15,655
Service cost	0	0	236
Interest cost	665	623	681
Plan participant contributions	0	0
Plan amendments	0	0	1,300
Settlements and curtailments	0	17
Actuarial loss (gain)	1,621	(1,279)
Benefits paid	(923)	(871)
Projected benefit obligation, December 31	15,508	14,145	15,655
Amount recognized, December 31	3,106	4,131
Funded status, December 31
Accumulated benefit obligation	15,508	14,145
Overfunded (unfunded) status of ABO	3,106	4,131
Provision for future salaries	0	0
Projected benefit obligation	15,508	14,145	15,655
Weighted-average assumptions, December 31
Discount rate	4.12%	4.85%
Non-U.S. Pension Plans
Change in fair value of plan assets
Fair value, January 1	2,457	2,306
Actual return on plan assets	256	146
Company contributions	84	131
Plan participant contributions	1	1
Settlements and curtailments	(5)	(80)
Benefits paid	(68)	(80)
Foreign currency exchange rate changes	(161)	33
Fair value, December 31	2,564	2,457	2,306
Change in projected benefit obligation
Projected benefit obligation, January 1	2,580	2,460
Service cost	29	32	40
Interest cost	109	98	97
Plan participant contributions	1	1
Plan amendments	1	2
Settlements and curtailments	(6)	(116)
Actuarial loss (gain)	208	156
Benefits paid	(68)	(80)
Foreign currency exchange rate changes	(166)	27
Projected benefit obligation, December 31	2,688	2,580	2,460
Amount recognized, December 31	(124)	(123)
Funded status, December 31
Accumulated benefit obligation	2,582	2,463
Overfunded (unfunded) status of ABO	(18)	(6)
Provision for future salaries	106	117
Projected benefit obligation	2,688	2,580	2,460
Weighted-average assumptions, December 31
Discount rate	3.56%	4.30%
Rate of compensation increase	4.70%	4.91%
Nonqualified and Other Pension Plans
Change in fair value of plan assets
Fair value, January 1	2,720	3,063
Actual return on plan assets	336	(217)
Company contributions	97	98
Plan participant contributions	0	0
Settlements and curtailments	0	(7)
Benefits paid	(226)	(217)
Fair value, December 31	2,927	2,720	3,063
Change in projected benefit obligation
Projected benefit obligation, January 1	3,070	3,334
Service cost	1	1	1
Interest cost	133	120	138
Plan participant contributions	0	0
Plan amendments	0	0
Settlements and curtailments	0	(7)
Actuarial loss (gain)	351	(161)
Benefits paid	(226)	(217)
Projected benefit obligation, December 31	3,329	3,070	3,334
Amount recognized, December 31	(402)	(350)
Funded status, December 31
Accumulated benefit obligation	3,329	3,067
Overfunded (unfunded) status of ABO	(402)	(347)
Provision for future salaries	0	3
Projected benefit obligation	3,329	3,070	3,334
Weighted-average assumptions, December 31
Discount rate	3.80%	4.55%
Rate of compensation increase	4.00%	4.00%
Postretirement Health and Life Plans
Change in fair value of plan assets
Fair value, January 1	72	86
Actual return on plan assets	6	9
Company contributions	53	61
Plan participant contributions	129	138
Settlements and curtailments	0	0
Benefits paid	(248)	(237)
Federal subsidy on benefits paid	16	15
Fair value, December 31	28	72	86
Change in projected benefit obligation
Projected benefit obligation, January 1	1,356	1,574
Service cost	8	9	13
Interest cost	58	54	71
Plan participant contributions	129	138
Plan amendments	0	0
Settlements and curtailments	0	0
Actuarial loss (gain)	29	(197)
Benefits paid	(248)	(237)
Federal subsidy on benefits paid	16	15
Foreign currency exchange rate changes	(2)	0
Projected benefit obligation, December 31	1,346	1,356	1,574
Amount recognized, December 31	(1,318)	(1,284)
Funded status, December 31
Projected benefit obligation	$ 1,346	$ 1,356	$ 1,574
Weighted-average assumptions, December 31
Discount rate	3.75%	4.50%